Share-based compensation - Additional Information (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 17, 2024 shares	Jun. 10, 2021 shares	Jun. 10, 2017	Dec. 31, 2025 CNY (¥) installment shares	Dec. 31, 2025 USD ($) installment shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Aug. 11, 2022 shares	Mar. 31, 2018 shares	Jul. 10, 2017 shares
Share-based compensation
Allocated share-based compensation expense				¥ 73,592	$ 10,523	¥ 64,520	¥ 78,265
Capitalized share-based compensation expense | ¥				¥ 0		¥ 0	¥ 0
Share-based compensation arrangement by share-based payment award, options granted | shares				4,562,919	4,562,919	0	0
Share options granted to employees
Share-based compensation
Allocated share-based compensation expense | ¥				¥ 11,992		¥ 0	¥ 0
Huya Limited
Share-based compensation
Allocated share-based compensation expense | ¥				68,160		54,622	74,525
Tencent
Share-based compensation
Allocated share-based compensation expense | ¥				5,432		9,898	3,740
Restricted Stock Units (RSUs)
Share-based compensation
Allocated share-based compensation expense | ¥				61,600		¥ 64,520	¥ 78,265
Unrecognized compensation expense | ¥				¥ 56,279
Weighted average period over which unrecognized compensation expense is expected to be recognized				1 year 21 days	1 year 21 days
Restricted Stock Units One | Tranche One
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting rate				50.00%	50.00%
Share-based compensation arrangement by share-based payment award, vesting period				24 months	24 months
Restricted Stock Units One | Tranche Two
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting rate				50.00%	50.00%
Share-based compensation arrangement by share-based payment award, vesting period				24 months	24 months
Number of equal vesting installments				2	2
Restricted Stock Units Two
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting period				48 months	48 months
Number of equal vesting installments				4	4
Restricted Stock Units Three
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting period				24 months	24 months
Number of equal vesting installments				2	2
Restricted Stock Units Four | Tranche One
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting rate				25.00%	25.00%
Share-based compensation arrangement by share-based payment award, vesting period				9 months	9 months
Restricted Stock Units Four | Tranche Two
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting rate				75.00%	75.00%
Share-based compensation arrangement by share-based payment award, vesting period				36 months	36 months
Number of equal vesting installments				3	3
Restricted Stock Units Five | Tranche One
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting rate				25.00%	25.00%
Share-based compensation arrangement by share-based payment award, vesting period				10 months	10 months
Restricted Stock Units Five | Tranche Two
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting rate				75.00%	75.00%
Share-based compensation arrangement by share-based payment award, vesting period				36 months	36 months
Number of equal vesting installments				3	3
Employee Stock Option | Restricted Stock Units (RSUs)
Share-based compensation
Share-based compensation arrangement by share-based payment award, other than options granted | shares				4,972,103	4,972,103	2,732,585	2,787,407
Huya 2017 Share Incentive Plan
Share-based compensation
Unrecognized compensation expense | ¥				¥ 0
Huya 2017 Share Incentive Plan | Restricted Stock Units (RSUs)
Share-based compensation
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares									28,394,117
Huya 2017 Share Incentive Plan | Incentive Share Options
Share-based compensation
Share-based compensation arrangement by share-based payment award, expiration period			10 years
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares									17,647,058	17,647,058
Huya 2021 Share Incentive Plan | Restricted Stock Units (RSUs)
Share-based compensation
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares		3,530,111
Huya 2021 Share Incentive Plan | Incentive Share Options
Share-based compensation
Share-based compensation arrangement by share-based payment award, expiration period		10 years
Huya 2021 Share Incentive Plan | Class A ordinary shares
Share-based compensation
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares								3,530,111
Amended and Restated 2021 Share Incentive Plan | Class A ordinary shares
Share-based compensation
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares								8,018,111
Huya 2024 Share Incentive Plan
Share-based compensation
Share-based compensation arrangement by share-based payment award, expiration period	10 years
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares	15,846,000
Unrecognized compensation expense | ¥				¥ 45,327
Huya 2017 and 2024 Share Incentive Plan | Option One | Tranche One
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting rate				50.00%	50.00%
Share-based compensation arrangement by share-based payment award, vesting period				24 months	24 months
Huya 2017 and 2024 Share Incentive Plan | Option One | Tranche Two
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting rate				50.00%	50.00%
Share-based compensation arrangement by share-based payment award, vesting period				24 months	24 months
Number of equal vesting installments				2	2
Huya 2017 and 2024 Share Incentive Plan | Option Two
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting period				48 months	48 months
Number of equal vesting installments				4	4
Huya 2017 and 2024 Share Incentive Plan | Option Three
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting period				24 months	24 months
Number of equal vesting installments				4	4
Huya 2017 and 2024 Share Incentive Plan | Option Four | Tranche One
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting rate				25.00%	25.00%
Share-based compensation arrangement by share-based payment award, vesting period				10 months	10 months
Huya 2017 and 2024 Share Incentive Plan | Option Four | Tranche Two
Share-based compensation
Share-based compensation arrangement by share-based payment award, vesting rate				75.00%	75.00%
Share-based compensation arrangement by share-based payment award, vesting period				36 months	36 months
Number of equal vesting installments				3	3